Stock-Based Compensation (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Offsetting Assets [Line Items]
Schedule of stock-based services expense
	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2019	2018	2019	2018
General and administrative	$26,105	$252,000	$141,105	$252,000
Research and development	44,112	2,437	48,092	2,437
Total share-based compensation	$70,217	$254,437	$189,197	$254,437

	2018	2017

General and administrative	$480,653	$2,065
Research and development	5,467	74,729
Total stock-based services expense	$486,120	$76,794

Schedule of weighted-average assumptions used Black-Scholes option-pricing model
	2018	2017

Expected stock price volatility	49.8%	47.8%
Expected life of options (years)	5.0	5.0
Expected dividend yield	0%	0%
Risk free interest rate	2.8%	1.9%

Schedule of stock option plan activity
			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)
Outstanding at December 31, 2016	—	—	—	—
Granted	365,716	$0.03	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at December 31, 2017	365,716	$0.03	9.3	$908,920
Granted	2,500	$5.34	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at September 30, 2018	368,216	$0.07	8.6	$820,862
Vested and exercisable at September 30, 2018	368,216	$0.07	8.6	$820,862

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of our common stock as of September 30, 2018 and December 31, 2017 of $2.30 and $2.52 per share, respectively.

Stock Options [Member]
Offsetting Assets [Line Items]
Schedule of weighted-average assumptions used Black-Scholes option-pricing model
	Three Months	Six Months
	Ended	Ended

Expected stock price volatility	50.7%	50.2%
Expected life of options (years)	6.0	5.9
Expected dividend yield	0%	0%
Risk free interest rate	2.6%	2.7%

2018

Expected stock price volatility	49.8%
Expected life of options (years)	5.0
Expected dividend yield	0%
Risk free interest rate	2.9%

Stock- option liability [Member]
Offsetting Assets [Line Items]
Schedule of weighted-average assumptions used Black-Scholes option-pricing model
2018

Expected stock price volatility	50.7%
Expected life of options (years)	5
Expected dividend yield	0%
Risk free interest rate	2.2%